INCOME TAXES - Income tax paid - (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax paid
Income tax paid	$ 10.3	$ 3.5
Withholding taxes
Income tax paid
Income tax paid	$ 0.7	$ 1.0